FINANCE LEASE LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2022
Finance Lease Liabilities
SCHEDULE OF MATURITY FINANCE LIABILITIES	The maturities of the Company’s finance lease liabilities are as follows:
US$
Year Ending September 30,
2023	$26,710
Total	$26,710